SHARE-BASED COMPENSATION (Details) - USD ($)				12 Months Ended
	Jul. 12, 2024	May 12, 2023	Jun. 15, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award
Share-Based Payment Arrangement, Plan Modification, Incremental Cost	$ 900,000
Share Based Payment Cash Received from Stock Option Exercises				$ 56,000	$ 2,100,000	$ 100,000
Total unrecognized compensation expense related to non-vested share options				$ 1,300,000
Unrecognized compensation cost is expected to be recognized over a weighted-average period (in years)				2 years 3 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted Expire Terms				4 years
Long Term Incentive Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award
Granted shares of common stock		3,927,859
Estimated share-based compensation expense		$ 3,500,000
Share-Based Payment Arrangement, Expense		2,300,000
Recognized through the remaining vesting period of each of the original unvested awards		$ 1,200,000
Long Term Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award
Shares available for grants			2,000,000	114,814
Long Term Incentive Plan 2021 | Time Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Granted shares of common stock			400,000
Long Term Incentive Plan 2021 | Performance Based Option
Share-based Compensation Arrangement by Share-based Payment Award
Granted shares of common stock			400,000
Long Term Incentive Plan 2024
Share-based Compensation Arrangement by Share-based Payment Award
Shares that are available for grants and awards	2,000,000
Shares available for grants				1,695,039